Summary of Significant Accounting Policies (Details) $ / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) Segment shares	Dec. 31, 2025 EUR (€) $ / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2022 EUR (€)
Summary of Significant Accounting Policies [Line Items]
Net loss	€ (378,045)		€ (5,049)	€ (4,911)
Net cash used in operation	(10,663)		(3,018)	(2,895)
Shareholders’ equity	141,967	€ 141,967	3,819	2,945		€ (132)
Working capital from continuing operations	41,160
Cash and cash equivalents	16,199	16,199	1,522	2,177		€ 347
Working capital	41,160	41,160
Cash equivalents	16,199	16,199	1,522
Deposit liabilities	€ 16,099	16,099	1,422
Loans receivable			311
DLOM of locked SOL tranche, percentage	29.29%
Prepayment of digital assets	€ 28,680	28,680
Accounts receivable	4,117	4,117	352
Receivables for private company shares	€ 7,641	€ 7,641
Par value per share (in Dollars per share) | $ / shares					$ 48.82
Percentage of depreciation adjustment	10.00%
Valuation Per Share Value (in Dollars per share) | $ / shares		€ 43.94
Valuation of fair value (in Shares) | shares	204,184
Carrying value	€ 7,641	€ 7,641			$ 8,489,000
Impairment charge	882
Foreign currency translation adjustment	34	34
Derivative liability	230	€ 230
Held cash deposit | $					$ 250,000
Depreciation expenses	€ 5		€ 85	€ 23
Reporting segment (in Segment) | Segment	2
One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Trade and other receivables, percentage	10.00%	10.00%	10.00%		10.00%
Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Trade and other receivables, percentage	10.00%	10.00%			10.00%
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Contingent liability	€ 106	€ 106	€ 120
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of DLOMs range	7.40%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of DLOMs range	43.70%
Office Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Motor Vehicles [Member}
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Leasehold Improvements [Member}
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Other Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Property and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of property and equipment	€ 35
Sport For Life [Member]
Summary of Significant Accounting Policies [Line Items]
Loans receivable	94	94	311
Loans due			279
Private Company Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value	8,489
Impairment on receivable for private company	848
Receivables for private company shares	7,641	7,641
US Federal Depositary Insurance [Member] | Local Government [Member]
Summary of Significant Accounting Policies [Line Items]
Held cash deposit | $					$ 250,000
Italy [Member] | Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Uninsured portion of cash balances			100,000
Operating activities [Member]
Summary of Significant Accounting Policies [Line Items]
Net cash used in operation	9,962
US Commercial Bank Axos Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Held cash deposit	4,805	4,805
Terra Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Held cash deposit | $					$ 119
Wise Europe SA [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits in bank	€ 9,899	€ 9,899	€ 1,454